Derivative Assets	6 Months Ended
Jun. 30, 2026
Derivative Assets [Abstract]
Derivative assets

7. Derivative assets

The following table presents changes in the estimated fair value of the derivative assets:

Fair value of Derivative Assets
RMB
Balance as of January 1, 2026	—
Addition	64,936,216
Change in fair value	(2,767,854)
Deletion due to settlement	(19,959,688)
Foreign currency translation adjustment	(503,844)
Balance as of June 30, 2026	41,704,830

The Company estimated the fair value of the derivative contracts with the assistance of an independent valuation specialist using the Monte-Carlo model. Significant input to the model includes the price volatility of BNB. For the six months ended June 30, 2026, the price volatility of BNB ranges from 48.67% to 54.85%.